Investments	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments
9.  INVESTMENTS

	2024	2023

Equity method investments [a]	$794	$987
Public and private equity investments [b]	206	230
Warrants	14	34
Debt investments	31	22
	$1,045	$1,273

[a]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2024	2023

LG Magna e-Powertrain Co., Ltd. [i]	49.0%	$298	$405
Litens Automotive Partnership [ii]	76.7%	$262	$332
Hubei HAPM Magna Seating Systems Co., Ltd.	49.9%	$140	$129
BAIC BluePark Magna Automobile Co., Ltd.	49.0%	$99	$95

[i]
LG Magna
e-Powertrain
[“LGM”] is a variable interest entity [‘‘VIE’’] and depends on the Company and LG Electronics for any additional cash needs. The Company cannot make key operating decisions considered the most significant to the VIE, and is therefore not the primary beneficiary. The Company’s known maximum exposure to loss approximated the carrying value of its investment balance as at December 31, 2024.

[ii]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.

[b]	Cumulative unrealized gains and losses on equity securities held as at December 31, 2024 were $29 million and $18 million [$28 million and $323 million as at December 31, 2023], respectively.
A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:
Summarized Balance Sheets

	2024	2023

Current assets	$2,543	$2,516

Non-current assets	$1,561	$1,884

Current liabilities	$1,870	$1,702

Long-term liabilities	$682	$876
Summarized Income Statements

	2024	2023

Sales	$5,300	$5,008
Cost of goods sold & expenses	5,184	4,863
Net income	$116	$145
Sales to equity method investees were approximately $155 million and $83 million for the years ended December 31, 2024 and 2023, respectively.